Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Reconciliation of net loss per common stock

Reconciliation of net income (loss) per common stock

The Company’s net income is adjusted for the portion of income that is attributable to Class A common stock subject to redemption, as these shares only participate in the earnings of the Trust Account (less applicable taxes) and not the income or losses of the Company. Accordingly, basic and diluted income per Class A common stock is calculated as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2020	2019	2020	2019
Net (loss) income	$(924,336)	$477,190	$(1,124,265)	$1,466,643
Less: Income attributable to Class A common stock	-	(721,981)	(428,470)	(1,421,570)
Adjusted net loss attributable to Class B common stock	$(924,336)	$(244,791)	$(1,552,735)	$45,073

Weighted average shares outstanding of Class A common stock	13,302,920	15,525,000	14,679,742	15,525,000
Basic and diluted net income per share, Class A	$-	$0.05	$0.03	$0.09
Weighted average shares outstanding of Class B common stock	3,881,250	3,881,250	3,881,250	3,881,250
Basic and diluted net loss per share, Class B	$(0.24)	$(0.06)	$(0.40)	$0.01

Accordingly, basic and diluted income per Class A common stock is calculated as follows:

	For the Years Ended December 31,
	2019	2018
Net income	$1,771,836	$592,850
Less: Income attributable to Class A common stock	(2,598,143)	(1,179,134)
Adjusted net loss attributable to Class B common stock	$(826,307)	$(586,284)

Weighted average shares outstanding of Class A common stock	15,525,000	15,525,000
Basic and diluted net income per share, Class A	$0.17	$0.08
Weighted average shares outstanding of Class B common stock	3,881,250	3,881,250
Basic and diluted net loss per share, Class B	$(0.21)	$(0.15)

Schedule of deferred income tax assets and liabilities

The table below presents the Company’s deferred tax liabilities:

	September 30, 2020	December 31, 2019
Deferred tax assets:
Net operating loss carryovers	$-	$-
Start-up cost	641,420	313,660
Total deferred tax assets	641,420	313,660
Valuation allowance	(641,420)	(313,660)

Deferred tax liabilities
Unrealized gain/loss	-	(128,105)
Net Deferred tax assets/(liabilities), net of allowance	$-	$(128,105)

The components of deferred tax assets and liabilities as of December 31, 2019 and 2018 are as follows:

	December 31
	2019	2018
Deferred tax assets:
Unrealized gain/loss	-	-
Start-up cost	313,660	145,009
Total deferred tax assets	313,660	145,009
Valuation allowance	(313,660)	(145,009)

Deferred tax liabilities
Unrealized gain/loss	(128,105)	-
Net Deferred tax assets/(liabilities), net of allowance	(128,105)	-

Schedule of Components of Income Tax Expense (Benefit)

The table below presents the components of the provision for income taxes:

	September 30, 2020	December 31, 2019
Federal
Current	$242,002	$547,749
Deferred	(455,865)	(40,546)
State and Local
Current	-	-
Deferred	-	-
Change in Valuation allowance	327,760	168,651
Income tax provision (benefit)	$113,897	$675,854

The income tax provision consists of the following:

	December 31
	2019	2018
Federal
Current	547,749	311,183
Deferred	(40,546)	(119,993)
State and Local
Current	-	-
Deferred	-	13,984
Change in Valuation allowance	168,651	106,009
Income tax provision (benefit)	675,854	311,183